VALUED ADVISERS TRUST
2960 N. Meridian St., Suite 300

Indianapolis, Indiana 46208

(317) 917-7000

April 27, 2010

VIA EDGAR
==========

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:     Preliminary Proxy Statement for Valued Advisers Trust (the “Trust”) pursuant to Section 14(a) of the Securities Exchange Act of 1934 (the “1934 Act”)

Ladies and Gentlemen:

Pursuant to the 1934 Act, as amended, transmitted herewith on behalf of the Trust is a preliminary proxy statement in connection with a special meeting of the shareholders of the Golub Group Equity Fund and the TEAM Asset Strategy Fund, which constitute all of the current series of the Trust. The shareholder meeting is being held for the following purposes:

     1. To elect two nominees to the Trust’s Board of Trustees
     2. To transact such other business as may properly come before the special meeting

We look forward to receiving your comments. If you have any questions concerning the foregoing, please contact John H. Lively at the address written below or via phone at (913) 660-0778.

Sincerely,

/s/ Carol J. Highsmith
Carol J. Highsmith, Vice President

cc:          John H. Lively

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace, Suite 119
Leawood, KS 66224